AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.8%
Long-Term Municipal Bonds - 90.8%
California - 85.6%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/37	$18,255	$21,687,564
Anaheim Housing & Public Improvements Authority
Series 2016
5.00%, 10/01/34-10/01/36	6,280	6,768,328
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	4,022,359
Bay Area Toll Authority
Series 2010S-2
5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,454,387
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,742,700
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,814,040
California Community College Financing Authority (NCCD-Orange Coast Properties LLC)
Series 2018
5.25%, 5/01/43-5/01/48	5,350	6,401,763
California Educational Facilities Authority (Art Center College of Design)
Series 2018A
5.00%, 12/01/44	4,735	5,762,258
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	5,231,907
California Educational Facilities Authority (Leland Stanford Junior University (The))
Series 2007T
5.00%, 3/15/39	5,000	7,452,700
Series 2016U
5.00%, 6/01/46	6,985	10,902,118
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	3,000	3,549,840
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,352,213
Series 2015
5.00%, 11/01/31	2,000	2,423,880
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/35-8/15/47	7,365	8,932,763
California Health Facilities Financing Authority (Providence St Joseph Health Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,663,800
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/36	1,410	1,774,682

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 11/15/35	$1,400	$1,769,264
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
5.00%, 1/01/36 (a)(b)	1,500	1,517,325
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36-6/01/46	3,400	3,939,976
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,557,857
California Municipal Finance Authority (Biola University, Inc.)
Series 2017
5.00%, 10/01/32-10/01/39	7,510	9,076,654
California Municipal Finance Authority (CHF-Riverside II LLC)
5.00%, 5/15/41-5/15/52	14,250	17,500,811
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/47	7,425	8,804,119
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45 (a)	1,295	1,315,927
California Municipal Finance Authority (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,898,900
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/36-12/31/37	9,685	11,921,218
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(c)(d)(e)	2,745	411,750
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
5.00%, 7/01/39-11/21/45 (b)	17,740	21,549,537
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)
7.50%, 12/01/40 (a)(b)	2,200	2,307,118
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/37-10/15/47	3,665	4,209,406
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/42 (a)(b)	2,750	2,905,403

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group)
5.25%, 7/01/52	$2,500	$2,856,150
Series 2015A
5.00%, 7/01/45 (b)	4,000	4,513,000
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/47 (a)(b)	2,765	3,021,859
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (a)(b)	5,235	5,657,681
California School Finance Authority (Ednovate Obligated Group)
Series 2018
5.00%, 6/01/37 (a)(b)	430	470,334
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/35 (a)(b)	4,770	5,452,825
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (b)	1,000	1,130,460
California School Finance Authority (Kipp SoCal Public Schools)
Series 2014A
5.00%, 7/01/34	600	678,126
Series 2017A
5.00%, 7/01/37-7/01/47 (b)	3,420	4,034,637
California School Finance Authority (Rocketship Education Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (a)(b)	3,500	3,746,070
Series 2017A
5.125%, 6/01/47 (a)(b)	700	759,430
Series 2017G
5.00%, 6/01/37-6/01/53 (a)(b)	1,910	2,068,434
California School Finance Authority (Summit Public Schools Obligated Group)
Series 2017
5.00%, 6/01/53 (b)	3,450	4,002,241
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	646,128
5.875%, 10/01/44	1,000	1,115,430
6.00%, 10/01/49	715	799,899
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,456,950

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group)
Series 2015
5.00%, 10/01/26-10/01/45	$5,645	$6,546,624
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,248,355
California Statewide Communities Development Authority (California Baptist University)
Series 2017A
5.00%, 11/01/32-11/01/41 (a)(b)	3,010	3,554,108
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/34-5/15/36	3,910	4,757,202
California Statewide Communities Development Authority (Lancer Educational Housing LLC)
5.00%, 6/01/51 (a)(b)	2,150	2,498,967
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (b)	5,000	5,747,600
Series 2018A
5.50%, 12/01/58 (b)	1,700	2,026,060
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(b)	1,800	1,997,586
5.375%, 11/01/49 (a)(b)	2,500	2,782,950
California Statewide Communities Development Authority (NCCD-Hooper Street LLC)
5.25%, 7/01/39-7/01/52 (b)	5,875	6,838,161
California Statewide Communities Development Authority (Southern California Edison Co.)
1.90%, 4/01/28	680	682,054
Capistrano Unified School District School Facilities Improvement District No. 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	6,778,400
City of Atwater CA Wastewater Revenue
AGM Series 2017A
5.00%, 5/01/40-5/01/43	2,000	2,426,910
City of Encinitas CA (City of Encinitas CA CFD No. 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,083,047

	Principal Amount (000)	U.S. $ Value
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	$1,760	$2,008,961
City of Irvine CA (Irvine Community Facilities District No. 2013-3)
Series 2018
5.00%, 9/01/43-9/01/48	6,650	7,708,443
City of Long Beach CA Marina System Revenue
Series 2015
5.00%, 5/15/40	2,250	2,560,973
City of Long Beach CA Marina System Revenue
Series 2015
5.00%, 5/15/32-5/15/45	3,350	3,822,420
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,712,650
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	12,825,887
City of Palm Springs CA
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	36,871,500
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,661,092
City of Redding CA Electric System Revenue
NATL Series 1992
9.049%, 7/01/22 (Pre-refunded/ETM) (f)	400	466,616
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	12,145,232
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/33-9/01/34 (a)	2,320	2,789,347
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/36 (a)	755	862,557
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2017A
5.00%, 3/01/33-3/01/37	8,400	10,219,014
Series 2017B
5.00%, 3/01/35	3,000	3,705,090
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	5,398,050
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	1,940,248

	Principal Amount (000)	U.S. $ Value
City of Upland CA (San Antonio Regional Hospital)
Series 2017
5.00%, 1/01/32-1/01/47	$3,750	$4,423,945
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45 (a)	2,240	2,589,936
County of Sacramento CA Airport System Revenue
Series 2016B
5.00%, 7/01/36	1,755	2,120,075
El Dorado Irrigation District
Series 2016C
5.00%, 3/01/36	4,750	5,741,942
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/40 (a)	4,000	4,560,840
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,905,718
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	12,940	13,265,312
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	2,500	3,073,635
Irvine Unified School District
Series 2017B
5.00%, 9/01/47 (a)	1,000	1,171,390
Jurupa Unified School District
Series 2017B
5.00%, 8/01/34-8/01/35	1,535	1,933,633
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35 (a)	4,525	5,234,600
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/29	6,580	7,122,548
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 6/01/32	3,500	4,361,980
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP)
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,227,525
M-S-R Energy Authority (Citigroup, Inc.)
Series 2009A
6.50%, 11/01/39	830	1,325,817
Menifee Union School District
Series 2018
5.00%, 9/01/43-9/01/48	2,215	2,564,011

	Principal Amount (000)	U.S. $ Value
Norco Community Redevelopment Agency Successor Agency
Series 2010
5.875%, 3/01/32 (Pre-refunded/ETM) (a)	$1,580	$1,618,157
6.00%, 3/01/36 (Pre-refunded/ETM) (a)	1,125	1,152,855
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,368,732
Orange County Transportation Authority (91 Express Lanes Toll Road)
Series 2013
5.00%, 8/15/29	2,360	2,706,495
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	6,147,382
Palomar Health
Series 2016A
5.00%, 8/01/31	1,285	1,555,210
Palomar Health (Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/36	5,000	5,837,300
Series 2017
5.00%, 11/01/42	1,000	1,177,690
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	21,513,492
Poway Unified School District (Poway Unified School District CFD No. 6)
Series 2012
5.00%, 9/01/26	970	1,084,450
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34 (a)	2,495	2,876,687
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,642,073
Rialto Redevelopment Agency
Series 2018
5.00%, 9/01/32-9/01/37	3,235	4,069,295
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32 (Pre-refunded/ETM)	9,165	10,632,225
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/35	5,000	6,195,150
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36 (Pre-refunded/ETM) (a)	680	707,533
5.00%, 3/01/36-3/01/42	2,445	2,535,412
San Diego County Water Authority
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	17,174,650
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 3/01/25 (Pre-refunded/ETM)	15,000	15,651,900
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,640,496

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	$2,010	$2,022,603
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,679,720
Series 2017A
5.00%, 5/01/42	2,000	2,403,700
Series 2019A
5.00%, 5/01/44	10,000	12,324,300
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2018B
5.00%, 10/01/35	2,055	2,647,950
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29 (a)	1,310	1,430,965
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	2,000	2,423,180
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,427,630
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,934,600
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,737,400
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	24,160,500
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,615,614
State of California
Series 2004
5.30%, 4/01/29	5	5,015
Series 2013
5.00%, 2/01/31	5,000	5,647,000
Series 2014
5.00%, 12/01/30	2,000	2,321,240
Series 2017
5.00%, 8/01/35	5,000	6,174,400
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/33-9/01/34	3,800	4,614,558
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/25	1,030	1,076,062

	Principal Amount (000)	U.S. $ Value
6.00%, 9/01/30	$1,395	$1,459,812
Successor Agency to the Redev of San Francisco - Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,500	4,245,288
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1)
Series 2012
5.25%, 9/01/26-9/01/28 (a)	2,375	2,605,718
5.50%, 9/01/30-9/01/33 (a)	2,135	2,344,892
Tustin Community Facilities District No. 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,495,551
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	9,011,071
Washington Township Health Care District
Series 2017B
5.00%, 7/01/32-7/01/33	3,500	4,232,470
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32 (Pre-refunded/ETM) (a)	1,050	1,145,697

		765,795,352

Alabama - 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	1,570	1,812,942

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	1,605	1,810,376
Series 2015A
6.625%, 9/01/35	430	464,241

		2,274,617

Florida - 1.3%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	285	315,455
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	9,970	9,972,592
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	1,325	1,262,036

		11,550,083

Guam - 0.9%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,335	1,516,987

	Principal Amount (000)	U.S. $ Value
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	$5,240	$6,096,751
Territory of Guam
5.00%, 11/15/31	240	283,020

		7,896,758

Illinois - 0.3%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	2,000	2,333,880

Michigan - 0.0%
City of Detroit MI
5.00%, 4/01/36	305	344,336

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,700	1,751,000

Puerto Rico - 1.2%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,000	1,116,800
NATL Series 2007V
5.25%, 7/01/35	100	107,848
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	775	855,840
AGC Series 2007C
5.50%, 7/01/31	140	159,624
AGC Series 2007N
5.25%, 7/01/34-7/01/36	2,090	2,329,423
NATL Series 2005L
5.25%, 7/01/35	130	139,707
NATL Series 2007N
5.25%, 7/01/32	165	178,372
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	2,110	2,160,112
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	335	371,317
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	847	621,986
Series 2019A
5.00%, 7/01/58 (a)	2,650	2,763,049

		10,804,078

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	$1,010	$1,059,298

Texas - 0.7%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	1,805	1,950,898
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,200,975
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,554,341

		6,706,214

Total Municipal Obligations (cost $751,199,221)		812,328,558

	Shares
SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07% (g)(h)(i) (cost $69,792,417)	69,792,417	69,792,417

Total Investments - 98.6% (cost $820,991,638) (j)		882,120,975
Other assets less liabilities - 1.4%		12,242,772

Net Assets - 100.0%		$894,363,747

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	9,650	8/09/24	1.690%	CPI	#	Maturity	$(24,025)	$	– 0	–	$(24,025)
USD	41,660	6/17/24	1.760%	CPI	#	Maturity	(227,223)		– 0	–	(227,223)

							$(251,248)	$	– 0	–	$(251,248)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	67,480	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$331,868	$	– 0	–	$331,868
USD	31,820	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	60,612		– 0	–	60,612

						$392,480	$	– 0	–	$392,480

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	22,651	9/20/20	2.263%	CPI	#	Maturity	$(330,970)
Barclays Bank PLC	USD	22,959	10/15/20	2.208%	CPI	#	Maturity	(304,640)
Barclays Bank PLC	USD	11,599	10/15/20	2.210%	CPI	#	Maturity	(154,489)
Citibank, NA	USD	16,700	10/17/20	2.220%	CPI	#	Maturity	(224,570)
JPMorgan Chase Bank, NA	USD	20,343	8/30/20	2.210%	CPI	#	Maturity	(280,603)
JPMorgan Chase Bank, NA	USD	29,230	7/15/24	2.165%	CPI	#	Maturity	(534,423)

								$(1,829,695)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $96,792,791 or 10.8% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	12/22/11	$2,745,000	$411,750	0.05%

(f)	Inverse Floater Security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,865,409 and gross unrealized depreciation of investments was $(4,424,535), resulting in net unrealized appreciation of $59,440,874.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.1%, respectively.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
California	$	– 0	–	$678,407,088		$87,388,264		$765,795,352
Alabama		– 0	–	– 0	–	1,812,942		1,812,942
Florida		– 0	–	9,972,592		1,577,491		11,550,083
Ohio		– 0	–	– 0	–	1,751,000		1,751,000
Puerto Rico		– 0	–	7,419,043		3,385,035		10,804,078
Tennessee		– 0	–	– 0	–	1,059,298		1,059,298
Other		– 0	–	19,555,805		– 0	–	19,555,805
Short-Term Investments		69,792,417		– 0	–	– 0	–	69,792,417

Total Investments in Securities		69,792,417		715,354,528		96,974,030		882,120,975
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	392,480		– 0	–	392,480
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(251,248)		– 0	–	(251,248)
Inflation (CPI) Swaps		– 0	–	(1,829,695)		– 0	–	(1,829,695)

Total		$69,792,417		$713,666,065		$96,974,030		$880,432,512

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$95,631,150		$95,631,150
Accrued discounts/(premiums)	(81,401)		(81,401)
Realized gain (loss)	137,563		137,563
Change in unrealized appreciation/depreciation	2,227,993		2,227,993
Purchases	3,000,413		3,000,413
Sales	(3,941,688)		(3,941,688)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$96,974,030		$96,974,030

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$2,377,300		$2,377,300

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$24,865	$108,016	$63,089	$69,792	$233